Matisse Discounted Closed-End Fund Strategy
Matisse Discounted Closed-End Fund Strategy
Supplement to the Prospectus and
Summary Prospectus
November 25, 2014
This supplement to the Prospectus and Summary Prospectus dated July 29, 2014 for the Matisse Discounted Closed-End Fund Strategy ("Fund"), a series of the Starboard Investment Trust, updates the information described below. For further information, please contact the Fund toll-free at 1-800-773-3863. You may obtain additional copies of the Prospectus and Summary Prospectuses, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.
This supplement is to update language in the Prospectus dated July 29, 2014 relative to Net Annual Fund Operating Expenses for the Fund, effective November 25, 2014.

The table titled "Annual Fund Operating Expenses" under the section titled "Fees and Expenses of the Fund" is revised by replacing the table and its accompanying footnotes in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Matisse Discounted Closed-End Fund Strategy		Institutional Class	Class A
Management Fees	[1]	1.20%	1.20%
Distribution and/or Service (12b-1) Fees	[1]	none	0.25%
Other Expenses	[1]	0.37%	0.37%
Interest and Dividends on Securities Sold Short	[1][2][3]	0.04%	0.04%
Other Operating Expenses	[1]	0.33%	0.33%
Acquired Fund Fees and Expenses	[1][4]	0.89%	0.89%
Total Annual Fund Operating Expenses	[1]	2.46%	2.71%
Less Fee Waiver and/or Expense Limitation	[1][5]	0.18%	0.18%
Net Annual Fund Operating Expenses	[1]	2.28%	2.53%
[1]	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
[2]	"Interest and Dividends on Securities Sold Short" reflects interest expense and dividends paid on borrowed securities. Interest expense results from the Fund's use of prime brokerage arrangements to execute short sales. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to the Fund or the Adviser. Any interest expense amount or dividends paid on securities sold short will vary based on the Fund's use of those investments.
[3]	As of November 21, 2015, the entirety of the Fund's expenses within the "Interest and Dividends on Securities Sold Short" category is margin interest. Although the Advisor may incur dividends on securities sold short, it has no current plans to do so within the next fiscal year.
[4]	"Acquired Fund Fees and Expenses" are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.
[5]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees in an amount that limits the Fund's annual operating expenses (exclusive of acquired fund fees and expenses, interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan) to not more than 1.35% of the average daily net assets of the Fund through November 30, 2015. The Expense Limitation Agreement may not be terminated prior to that date. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.

In addition, the table in the sub-section captioned "Example" in the section titled "Fees and Expenses of the Fund" is revised by replacing the table in its entirety with the following:
Expense Example - Matisse Discounted Closed-End Fund Strategy (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	231	749	1,294	2,783
Class A	816	1,352	1,912	3,429